Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Current asset	$ 43,230	$ 111,617
Long-term asset	3,083	131,354
Current liability	(49,774)	(111,252)
Long-term liability	(98,908)	(156,718)
Derivative instruments designated as hedges
Derivative [Line Items]
Current asset	0	0
Long-term asset	3,083	12,256
Current liability	0	0
Long-term liability	(98,908)	(36,982)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current asset	0	0
Long-term asset	3,083	12,256
Current liability	0	0
Long-term liability	(98,908)	(36,982)
Undesignated derivative instruments
Derivative [Line Items]
Current asset	43,230	111,617
Long-term asset	0	119,098
Current liability	(49,774)	(111,252)
Long-term liability	0	(119,736)
Undesignated derivative instruments | Equity options
Derivative [Line Items]
Current asset	39,759	102,671
Long-term asset	0	119,098
Undesignated derivative instruments | Cash convertible notes embedded conversion option
Derivative [Line Items]
Current liability	(39,830)	(102,896)
Long-term liability	0	(119,736)
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current asset	3,471	8,946
Long-term asset	0	0
Current liability	(9,944)	(8,356)
Long-term liability	$ 0	$ 0